Business Combination and Disposal of Subsidiaries - Schedule of Cash Flows of the Acquisitions of Subsidiaries (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
ARB Synergy [Member]
Schedule of Cash Flows of the Acquisitions of Subsidiaries [Line Items]
Net assets upon acquired	RM (9,454)
Less: NCI
Equity shares acquired	100.00%
Group’s share of net assets acquired	RM (9,454)
Add: Other reserves	59,401
Total fair value of consideration for the acquisitions	49,947
Fair value consideration for the acquisitions	49,947
Less: Consideration paid	(49,947)
Total consideration satisfied by cash
Less: Cash and cash equivalents of subsidiaries	(105,619)
Cash inflow from acquisitions of subsidiaries	105,619
ARB Databook [Member]
Schedule of Cash Flows of the Acquisitions of Subsidiaries [Line Items]
Net assets upon acquired	(49,947)
Less: NCI
Equity shares acquired	100.00%
Group’s share of net assets acquired	RM (49,947)
Add: Other reserves
Total fair value of consideration for the acquisitions	(49,947)
Fair value consideration for the acquisitions	(49,947)
Less: Consideration paid	49,947
Total consideration satisfied by cash
Less: Cash and cash equivalents of subsidiaries
Cash inflow from acquisitions of subsidiaries
Business Combination [Member]
Schedule of Cash Flows of the Acquisitions of Subsidiaries [Line Items]
Net assets upon acquired	(59,401)
Less: NCI
Equity shares acquired	100.00%
Group’s share of net assets acquired	RM (59,401)
Add: Other reserves	59,401
Total fair value of consideration for the acquisitions
Fair value consideration for the acquisitions
Less: Consideration paid
Total consideration satisfied by cash
Less: Cash and cash equivalents of subsidiaries	(105,619)
Cash inflow from acquisitions of subsidiaries	RM 105,619
ARB WMS [Member]
Schedule of Cash Flows of the Acquisitions of Subsidiaries [Line Items]
Net assets upon acquired		RM 210,802
Less: NCI
Equity shares acquired		49.00%
Group’s share of net assets acquired		RM 103,293
Less: Difference arising from acquisition of non-controlling interests recognised directly in equity		(54,293)
Total fair value of consideration for the acquisitions		49,000
Fair value consideration for the acquisitions		49,000
Less: Consideration paid
Total consideration satisfied by cash		RM 49,000